AMOUNTS DUE TO FROM RELATED PARTIES (INCLUDING CHAIRMAN AND CHIEF EXECUTIVE OFFICER) (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
AMOUNTS DUE TO FROM RELATED PARTIES (INCLUDING CHAIRMAN AND CHIEF EXECUTIVE OFFICER)
Schedule of Breakdown Balances Due to Related Parties
	September 30, 2025	June 30, 2025

Amount due to related parties
Borneo Oil Corporation Sdn Bhd (“BOC”) (#2)	$72,866	$72,869
Borneo Oil Berhad (“BOB”) (#1)	3,007	3,007
Taipan International Limited (#3)	119,153	119,153
Borneo Energy Sdn Bhd (#1)	16,374	16,356
Victoria Capital Sdn Bhd (#4)	5,931	5,913
Makin Teguh Sdn Bhd (#1)	19,379	19,379
J. Ambrose & Partners (#5)	75,985	75,904
SB Resorts Sdn Bhd (#2)	6,642	6,622
SB Supplies & Logistics Sdn Bhd (#1)	4,626	4,612
Borneo Eco Food Sdn. Bhd. (#1)	1,162	1,159
	$325,125	$324,974

Amount due from a related party
Vetrolysis Limited (#6)	$-	$100

Amount due to director
Mr. Jack Wong (#7)	$107,830	$209,640

	As of June 30,
	2025	2024
Amount due to related parties
Borneo Oil Corporation Sdn. Bhd (“BOC”) (#2)	$72,869	$70,677
Borneo Oil Berhad (“BOB”) (#1)	3,007	3,007
Taipan International Limited (#3)	119,153	119,153
Borneo Energy Sdn Bhd (#1)	16,356	14,599
Victoria Capital Sdn Bhd (#4)	5,913	93,270
UnitiMart Sdn Bhd (#1)	-	7,782
Makin Teguh Sdn Bhd (#1)	19,379	19,379
J. Ambrose & Partners (#5)	75,904	48,588
SB Resorts Sdn Bhd (#2)	6,622	2,120
SB Supplies & Logistics Sdn Bhd (#1)	4,612	5,936
Borneo Eco Food Sdn. Bhd. (#1)	1,159	1,039
	$324,974	$385,550

Amount due from a related party
Vetrolysis Limited (#6)	$100	$100

Amount due to director
Mr. Jack Wong (#7)	$209,640	$4,188